Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Investments
Schedule of long-term investments
	December 31, 2016	December 31, 2017
	RMB	RMB
Investments in associated companies	652,635	563,896
Equity investments	461,664	1,292,620
Available-for-sale securities	855,728	828,260

	1,970,027	2,684,776

Investments in associated companies and equity method investments
Allocation of the purchase price or investment cost

The investment was accounted for under the equity method of accounting with allocation of the investment cost as follows (in thousands):

RMB
Tangible assets	58,320
Intangible assets	15,876
Goodwill	129,773
Deferred tax liabilities	(3,969)

200,000

Schedule of available-for-sale securities

	December 31, 2016
	Adjusted Cost	Unrealized Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Huatai	660,528	(39,684)	620,844
Caissa	100,000	134,884	234,884

	760,528	95,200	855,728

	December 31, 2017
	Adjusted Cost	Unrealized Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Huatai	660,528	(50,563)	609,965
Caissa	100,000	118,295	218,295

	760,528	67,732	828,260

Yixin
Investments in associated companies and equity method investments
Allocation of the purchase price or investment cost

The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows (in thousands):

RMB
Tangible assets	8,579
Intangible assets	15,564
Goodwill	107,280
Deferred tax liabilities	(3,891)

127,532